Finance costs and unwinding of obligations (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Disclosure of finance costs and unwinding of obligations [Abstract]
Finance costs - borrowings	$ 24	$ 31	$ 130
Finance costs - leases	2	2	8
Unwinding of obligations	4	10	39
Finance costs and unwinding of obligations	$ 30	$ 43	$ 177